1. Organization and Business	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Organization and Business

Note 1: Organization and Business

Organization and Nature of Business

Genius Brands International, Inc. (“we,” “us,” “our,” or the “Company”) is a global content and brand management company that creates and licenses multimedia content. Led by experienced industry personnel, we distribute our content in all formats as well as a broad range of consumer products based on our characters. In the children's media sector, our portfolio features “content with a purpose” for toddlers to tweens, which provides enrichment as well as entertainment. New intellectual property titles include the preschool property Rainbow Rangers, which debuted in November 2018 on Nickelodeon and which was renewed for a second season and preschool property Llama Llama, which debuted on Netflix in January 2018 and was renewed by Netflix for a second season. Our library titles include the award winning Baby Genius, adventure comedy Thomas Edison's Secret Lab® and Warren Buffett's Secret Millionaires Club, created with and starring iconic investor Warren Buffett, which is distributed across our Genius Brands Network on Comcast’s Xfinity on Demand, AppleTV, Roku, Amazon Fire, YouTube, Amazon Prime, Cox, Dish, Sling and Zumo as well as Connected TV. We are also developing an all-new animated series, Stan Lee's Superhero Kindergarten with Stan Lee's Pow! Entertainment.

In addition, we act as licensing agent for Penguin Young Readers, a division of Penguin Random House LLC who owns or controls the underlying rights to Llama Llama, leveraging our existing licensing infrastructure to expand this brand into new product categories, new retailers, and new territories.

The Company commenced operations in 2006, assuming all the rights and obligations of its then Chief Executive Officer, under an Asset Purchase Agreement between the Company and Genius Products, Inc., in which the Company obtained all rights, copyrights, and trademarks to the brands “Baby Genius,” “Kid Genius,” “123 Favorite Music” and “Wee Worship,” and all then existing productions under those titles. In 2011, the Company reincorporated in Nevada and changed its name to Genius Brands International, Inc. In connection with the reincorporation, the Company changed its trading symbol to “GNUS.”

In 2013, the Company entered into an Agreement and Plan of Reorganization (the “Merger Agreement”) with A Squared Entertainment LLC, a Delaware limited liability company (“A Squared”), A Squared Holdings LLC, a California limited liability company and sole member of A Squared (the “Parent Member”) and A2E Acquisition LLC, its newly formed, wholly-owned Delaware subsidiary (“Acquisition Sub”). Upon closing of the transactions, A Squared, as the surviving entity, became a wholly owned subsidiary of the Company.

Liquidity

Historically, the Company has incurred net losses. For the three months ended September 30, 2019 and September 30, 2018, the Company reported net losses of $2,555,233 and $1,821,852, respectively. For the nine months ended September 30, 2019 and September 30, 2018, the Company reported net losses of $9,277,867 and $5,275,101, respectively. The Company reported net cash used in operating activities of $4,636,416 and $5,486,708 for the nine months ended September 30, 2019, and September 30, 2018, respectively. As of September 30, 2019, the Company had an accumulated deficit of $62,175,450 and total stockholders’ equity of $8,735,356. At September 30, 2019, the Company had current assets of $5,011,296, including cash and cash equivalents of $633,561 and current liabilities of $8,858,575. The Company had negative working capital of $3,847,279 as of September 30, 2019, compared to working capital of $971,663 as of December 31, 2018.

On February 19, 2019, the Company entered into a securities purchase agreement with a certain accredited investor pursuant to which it sold 945,894 shares of its common stock, par value $0.001 per share ( the “Common Stock”), and warrants to purchase up to 945,894 shares of Common Stock, or the registered warrants, to such investor (the “February 2019 Offering”). The Company received $1,757,552 of net proceeds from this offering. Each share of Common Stock was accompanied by a registered warrant to purchase one share of Common Stock at an exercise price of $2.12. Each share of Common Stock and accompanying registered warrant were sold at a combined purchase price of $2.12. The shares of Common Stock and registered warrants were purchased together and were issued separately and were immediately separable upon issuance. In a concurrent private placement, the Company also sold to the purchaser in the February 2019 Offering, unregistered warrants to purchase up to an additional 945,894 shares of our Common Stock.

Amendment, Waiver and Consent

In connection with the February 2019 Offering and concurrent private placement, the Company entered into an amendment, waiver and consent agreement, or the “February Amendment, Waiver and Consent Agreement,” with certain holders of its 10% Secured Convertible Notes which were issued pursuant to a securities purchase agreement, dated August 17, 2018, by and among the Company and the purchasers identified on the signature pages thereto, or the notes purchase agreement. Pursuant to the February Amendment, Waiver and Consent Agreement, such holders agreed to amend the notes purchase agreement, waive any applicable rights and remedies under the notes purchase agreement, and consent to the February 2019 Offering and concurrent private placement. In consideration for such February Amendment, Waiver and Consent Agreement, the Company agreed to issue all holders of its 10% Secured Convertible Notes warrants to purchase up to an aggregate amount of 1,800,000 shares of our Common Stock. Such warrants have an exercise price of $2.55 per share, will become exercisable commencing six months and one day from the date of issuance and will expire five (5) years from the date of issuance.

The issuance of the warrants resulted in a modification of debt in accordance with ASC 470 and is characterized as an extinguishment of debt in accordance with ASC-470-50-40. In accordance with ASC-470-50-40-2 the Company derecognized the existing debt as if it was extinguished and recorded the new debt, with the difference between the reacquisition price of the new debt and the net carrying amount of the extinguished debt, $2,064,193 being recorded as a loss on the extinguishment of debt.

On July 22, 2019, in connection with a proposed public offering of shares of Common Stock (the “August 2019 Offering”), the Company entered into an amendment, waiver and consent agreement (the “July Amendment, Waiver and Consent”) with certain holders constituting (i) a majority-in-interest of the holders of its Secured Convertible Notes and (ii) 51% in interest of the shares of Common Stock issued pursuant to a securities purchase agreement, dated as of January 8, 2018, by and among the Company and the purchasers identified on the signature pages thereto (the “January 2018 Purchase Agreement”). Pursuant to the July Amendment, Waiver and Consent, such holders agreed to amend the August 2018 Purchase Agreement, the January 2018 Purchase Agreement and the Secured Convertible Notes, waive any applicable rights and remedies under each of the August 2018 Purchase Agreement and the January 2018 Purchase Agreement, and consent to the August 2019 Offering in consideration for (i) a reduction in the conversion price of the Secured Convertible Notes from $2.50 per share to an amount equal to $1.515 and (ii) the issuance to the August 2018 Purchasers of new warrants to purchase the same number of shares of Common Stock that were issued to each August 2018 Purchaser pursuant to the August 2018 Purchase Agreement (for an aggregate of 1,800,000 shares of Common Stock to all August 2018 Purchasers) at an exercise price per share equal to $1.14 and will become exercisable commencing six (6) months and one day from the date of issuance and will expire (5) years from the date of issuance.

The issuance of the warrants resulted in a modification of debt in accordance with ASC 470 and is characterized as an extinguishment of debt in accordance with ASC-470-50-40. In accordance with ASC-470-50-40-2, the Company derecognized the existing debt as if it was extinguished and recorded the new debt. The difference between the reacquisition price of the debt including the fair value of the warrants issued and the net carrying amount of the extinguished debt amounted to $957,867. This amount was recorded as a loss on debt extinguishment.

On August 20, 2019, pursuant to the Secured Convertible Notes, the Company elected to make six equal monthly principal payments of $750,000. The first payment with interest was paid on August 23, 2019.

On September 17, 2019, the Company’s Chief Executive Officer (“CEO”), Andy Heyward, purchased $500,000 of the Secured Convertible Notes from another holder. The Company did not receive any proceeds from this transaction.

On September 18, 2019, the Company entered into a private transaction (the “Private Transaction”) pursuant to a Warrant Exercise Agreement (the “Agreement”) with the holder of the Company’s existing warrants (the “Original Warrants”). The Original Warrants were originally issued on February 19, 2019, to purchase an aggregate of 945,894 shares of Common Stock, at an exercise price of $2.12 per share and were to expire on February 19, 2020.

Pursuant to the Agreement, the holder of the Original Warrants and the Company agreed that such Original Warrant holder would exercise its Original Warrants in full and the Company would amend the Original Warrants to reduce the exercise price thereof to $0.76 (the “Amended Exercise Price”). The Company received $718,879 from the exercise of the Original Warrants before paying the placement agent fee of $50,321. The induced exercise resulted in the Company recognizing and recording an “imputed dividend” of $181,884. The amount was determined as the difference in warrants’ value due to the reduction in the exercise price. It was recorded by debiting Accumulated Deficit and crediting Additional Paid-In Capital.

As a result, the conversion price of the Series A Convertible Preferred Stock decreased to $0.76.

On September 20, 2019, the Company and the holders of $1,958,334 of the Secured Convertible Notes, extended the maturity date of those Secured Convertible Notes until January 31, 2020. The Company also agreed to pay the 10% interest to the holders monthly instead of quarterly.

On September 20, 2019, the Company and the holders of $687,500 of the Secured Convertible Notes, extended the maturity date of those Secured Convertible Notes until August 20, 2021. The Company also agreed to pay the 10% interest to the holders monthly instead of quarterly.

The extension of maturity dates was characterized as a modification of debt in accordance with ASC-470-50-40. To account for the debt modification, the Company established a new effective interest rate that will amortize pre-modification debt to revised future cash flows. No gain or loss is recognized immediately due to the debt modification transaction.

Going Concern

The Company’s current assets are not sufficient to repay its outstanding Secured Convertible Notes and fund its planned operations, and accordingly, there is substantial doubt about our ability to continue as a going concern. If the Company defaults in its payment obligations under the Secured Convertible Notes and the indebtedness under the Secured Convertible Notes were to be accelerated, there can be no assurance that the Company’s assets would be sufficient to repay such indebtedness in full at such time or it may not be able to obtain debt or equity financing on favorable terms or if at all to repay the Secured Convertible Notes. As a result, the Company could be forced into bankruptcy or liquidation.

Notice of Delisting or Failure to Satisfy a Continued Listing Rule or Standard; Transfer or Listing

On September 4, 2019, the Company received a notification letter from The Nasdaq Stock Market (“Nasdaq”) informing the Company that for the last 30 consecutive business days, the bid price of the Company’s Common Stock had closed below $1.00 per share, which is the minimum required closing bid price for continued listing on The Nasdaq Capital Market pursuant to Listing Rule 5550(a)(2).

This notice has no immediate effect on the Company's Nasdaq listing or trading of its Common Stock. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has 180 calendar days, or until March 2, 2020, to regain compliance. To regain compliance, the closing bid price of the Company’s Common Stock must be at least $1.00 per share for a minimum of ten consecutive business days. If the Company does not regain compliance by March 2, 2020, the Company may be eligible for additional time to regain compliance or if the Company is otherwise not eligible, the Company may request a hearing before a Hearings Panel.

Note 1: Organization and Business

Organization and Nature of Business

Genius Brands International, Inc. (“we,” “us,” “our,” or the “Company”) is a global content and brand management company that creates and licenses multimedia content. Led by industry veterans, we distribute our content in all formats as well as a broad range of consumer products based on our characters. In the children's media sector, our portfolio features “content with a purpose” for toddlers to tweens, which provides enrichment as well as entertainment. New intellectual property titles include the preschool property Rainbow Rangers, which debuted in November 2018 on Nickelodeon and preschool property Llama Llama; which debuted on Netflix in January 2018 and was renewed by Netflix for a second season. Our library titles include the award winning Baby Genius, - adventure comedy Thomas Edison's Secret Lab® and Warren Buffett's Secret Millionaires Club, created with and starring iconic investor Warren Buffett which is distributed across our Genius Brands Network on Comcast’s Xfinity on Demand, AppleTV, Roku, Amazon Fire, YouTube, Amazon Prime, Cox, Dish, Sling and Zumo as well as Connected TV.

In addition, we act as licensing agent for Penguin Young Readers, a division of Penguin Random House LLC who owns or controls the underlying rights to Llama Llama, leveraging our existing licensing infrastructure to expand this brand into new product categories, new retailers, and new territories.

The Company commenced operations in January 2006, assuming all the rights and obligations of its then Chief Executive Officer, under an Asset Purchase Agreement between the Company and Genius Products, Inc., in which the Company obtained all rights, copyrights, and trademarks to the brands “Baby Genius,” “Kid Genius,” “123 Favorite Music” and “Wee Worship,” and all then existing productions under those titles. In October 2011, the Company (i) changed its domicile to Nevada from California, and (ii) changed its name to Genius Brands International, Inc. from Pacific Entertainment Corporation (the “Reincorporation”). In connection with the Reincorporation, the Company changed its trading symbol from “PENT” to “GNUS”.

Liquidity and Going Concern

Historically, the Company has incurred net losses. For the years ended December 31, 2018 and 2017, the Company reported net losses of $9,003,901 and $4,908,736, respectively. The Company reported net cash used in operating activities of $8,008,010 and $7,186,870 for the years ended December 31, 2018 and 2017, respectively. As of December 31, 2018, the Company had an accumulated deficit of $50,702,486 and total stockholders’ equity of $12,839,771. As a result, the Company will require additional capital to fund its operations and execute its business plan. As of December 31, 2018, the Company had cash, cash equivalents, and restricted cash of $3,085,026, which is not sufficient to fund the Company’s planned operations and production through one year after the date the consolidated financial statements are issued, and accordingly, there is substantial doubt about the Company’s ability to continue as a going concern.

The analysis used to determine the Company’s ability as a going concern does not include cash sources outside the Company’s direct control that management expects to be available within the next 12 months. Management is in negotiations to obtain new long-term financing and has a long history of successful capital raises with its investment bank group that will be leading the upcoming round. Both the Company and the Investment banking group are confident in their ability to raise sufficient capital to meet the Company’s obligations and fund its production slate for the coming twelve months. There is inherent uncertainty and business risks that the Company will be able to raise such additional capital. The Company also expects revenue from operations to increase in the third quarter and for the subsequent quarters based on executed licensing agreements. These consolidated financial statements have been prepared on a going concern basis and do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary in the event the Company can no longer continue as a going concern.

During 2018, the company completed three transactions that enhanced cash and working capital balances:

January 2018 Private Placement

On January 8, 2018, the Company entered into a Securities Purchase Agreement with certain accredited investors pursuant to which the Company sold approximately $1,596,341 net, of common stock and warrants to such investors (the “January 2018 Private Placement”). The Company issued and sold warrants to purchase 592,000 shares of common stock at an exercise price of $3.00 per share. In addition, the company issued to Chardan Capital Markets, LLC, as placement agent, warrants to purchase 93,000 shares of common stock at an exercise price of $3.00 per share.

Securities Purchase Agreement

On August 17, 2018, the Company entered into a Securities Purchase Agreement (the “August 2018 Purchase Agreement”) with certain investors, pursuant to which the Company agreed to sell (i) an aggregate principal amount of $4.50 million in secured convertible notes, convertible into shares of our common stock, at a conversion price of $2.50 per share (the “Secured Convertible Notes”) and (ii) warrants to purchase 1,800,000 shares of our common stock at an exercise price of $3.00 per share (the “Warrants,” and, together with the Secured Convertible Notes, the “Securities”). The Company received approximately $4,186,054 in net proceeds from the offering.

Production Loans

On September 28, 2018, Llama Productions LLC, a California limited liability company (“Llama”) a wholly-owned subsidiary of the Company, entered into a Loan and Security Agreement (the “Loan and Security Agreement”) with Bank Leumi USA (the “Lender”), pursuant to which the Lender agreed to make a secured loan in the aggregate amount of $4,186,054, to Llama (the “Loan”). The proceeds of the Loan were or will be used to pay the majority of the expenses of producing, completing and delivering two 22-minute episodes and sixteen 11-minute episodes of the second season of the animated series Llama Llama to be initially exhibited on Netflix.

In addition, on September 28, 2018, Llama and Lender entered into Amendment No. 2 to the Loan and Security Agreement, effective as of August 27, 2018, by and between Llama and the Lender (the “Amendment”). Pursuant to the Amendment, the original Loan and Security Agreement, dated as of August 5, 2016 and amended as of November 7, 2017 (the “Original Loan and Security Agreement”), was amended to (i) reduce the loan commitment thereunder to $1,768,010, which is a reduction of $3,075,406 from the original loan commitment under the Original Loan and Security Agreement and (ii) include the Llama Llama season two obligations under the Loan and Security Agreement as obligations under the Original Loan and Security Agreement.

The Maturity Date of the Prime Rate Loan facility and LIBOR Loan facility is March 31, 2021.

Subsequent to the end of the year, on February 19, 2019, the Company entered into a Securities Purchase Agreement with an accredited investor pursuant to which the Company sold approximately $2,000,000 of common stock and warrants to such investor (the “February 2019 Private Placement”) , see note 17.

While the Company believes that its anticipated cash balances, working capital, and deal pipeline will be sufficient to fund operations for the next twelve months, there can be no assurance that cash flows from operations will continue to improve in the near future or will not deteriorate during that period. If the Company is unable to attain profitable operations and attain positive operating cash flows, it may need to (i) seek additional funding, (ii) scale back its development or production plans, or (iii) reduce certain operations.